Performance Management - ATAC Rotation Fund	Dec. 22, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year. Figures shown in the bar chart are for the Fund’s Investor Class. Following the bar chart are the highest and lowest quarterly returns during the period shown in the bar chart for the Fund’s Investor Class. The performance table that follows shows the average annual returns over time compared with a broad-based securities market index and an index of mutual funds with similar strategies to the Fund.

The performance figures for Institutional Class and Investor Class shares of the Fund for periods prior to July 14, 2025 reflect the historical performance of the Institutional Class and Investor Class shares, respectively, of the ATAC Rotation Fund, a series of Managed Portfolio Series (the “Predecessor Fund”). The Fund has the same investment objective and principal investment strategies as the Predecessor Fund. On July 14, 2025, the Predecessor Fund reorganized into the Fund (the “Reorganization”). Prior to May 1, 2020, Pension Partners, LLC (the “Predecessor Adviser”) served as investment adviser to the Predecessor Fund. Michael Gayed, a portfolio manager for the Fund and a principal of the Sub-Adviser, has served as a portfolio manager of the Fund and the Predecessor Fund since its inception. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance is available on the Fund’s website at www.atacfunds.com or by calling 855-ATACFUND (855-282-2386).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) will not necessarily continue in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31:
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
24.70% June 30, 2020	-18.65% June 30, 2022

Year to Date as of September 30, 2025
23.81%

Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	23.81%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	24.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.65%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
	One Year	Five Years	Ten Years	Since Inception (9/10/2012)
Investor Class Shares
Return Before Taxes	5.06%	4.20%	5.09%	4.71%
Return After Taxes on Distributions	4.67%	3.14%	4.13%	3.69%
Return After Taxes on Distributions and Sale of Fund Shares	3.00%	2.97%	3.69%	3.35%
Institutional Class Shares(1)
Return Before Taxes	5.31%	4.45%	5.36%	4.97%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	14.30%
Lipper Flexible Portfolio Fund Index (reflects no deduction for fees, expenses or taxes)	8.18%	6.32%	6.33%	6.92%
(1)	Institutional Class shares of the Predecessor Fund commenced operations on March 26, 2018. Institutional Class returns shown prior to that date are the returns for the Investor Class of the Predecessor Fund adjusted for the expenses of the Institutional Class.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	Institutional Class shares of the Predecessor Fund commenced operations on March 26, 2018. Institutional Class returns shown prior to that date are the returns for the Investor Class of the Predecessor Fund adjusted for the expenses of the Institutional Class.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.atacfunds.com
Performance Availability Phone [Text]	(855-282-2386)